Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	THE OBERWEIS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000803020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Oberweis Global Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBEGX
Oberweis Global Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBGIX
Oberweis Micro-Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBMCX
Oberweis Micro-Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OMCIX
Oberweis Small-Cap Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBSOX
Oberweis Small-Cap Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBSIX
Oberweis International Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBIOX
Oberweis China Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBCHX
Oberweis China Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OCHIX
Oberweis Emerging Markets Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBEMX
Oberweis Emerging Markets Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIEMX
Oberweis International Opportunities Institutional Fund | Oberweis International Opportunities Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBIIX
Oberweis Focused International Growth Fund | Oberweis Focused International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFIGX